Segment Information	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Segment Information
Segment Information and Disaggregation of Revenue
The Company operates in three principal operating segments: Deepwater, which consists of its drillship operations, Jack-ups, which is composed of the Company's jack-up operations and results associated with the Company's arrangements with ARO primarily under the Transition Services Agreement (direct operating costs only), Rig Management Agreement, Rig Lease Agreements and Secondment Agreement (see Note 4), and ARO, the Company's 50/50 joint venture with Saudi Aramco. ARO was formed to own, manage and operate offshore drilling units in Saudi Arabia. These segments provide one primary service – contract drilling. The Company evaluates performance primarily based on income from operations.
Depreciation and amortization and Selling, general and administrative expenses related to the Company's corporate function and other administrative offices have not been allocated to its operating segments for purposes of measuring segment operating income and are included in "Unallocated and other." In addition, revenue and general and administrative costs related to providing transition services to ARO are included in "Unallocated and other" (see Note 4). "Other operating items" consists of, to the extent applicable, losses on disposals of property and equipment. Segment results are presented below (in millions):

	Three months ended March 31,
	Deepwater	Jack-ups	ARO	Unallocated and other	Reportable segments total	Eliminations and adjustments	Consolidated
2019
Revenue	$33.6	$138.0	$136.0	$4.9	$312.5	$(136.0)	$176.5
Operating expenses:
Direct operating costs (excluding items below)	52.1	109.7	85.1	—	246.9	(85.1)	161.8
Depreciation and amortization	27.0	65.1	13.4	0.6	106.1	(13.4)	92.7
Selling, general and administrative	—	—	5.2	21.1	26.3	(5.2)	21.1
Other operating items - expense	—	0.3	0.6	—	0.9	(0.6)	0.3
Merger and related costs	—	—	—	3.5	3.5	—	3.5
Equity in earnings of unconsolidated subsidiary	—	—	—	—	—	7.1	7.1
Income (loss) from operations	$(45.5)	$(37.1)	$31.7	$(20.3)	$(71.2)	$(24.6)	$(95.8)

2018
Revenue	$52.1	$150.1	$58.3	$9.0	$269.5	$(58.3)	$211.2
Operating expenses:
Direct operating costs (excluding items below)	29.0	128.4	33.4	—	190.8	(33.4)	157.4
Depreciation and amortization	26.9	70.3	16.6	0.7	114.5	(16.6)	97.9
Selling, general and administrative	—	—	6.4	25.6	32.0	(6.4)	25.6
Other operating items - expense	—	1.3	0.1	—	1.4	(0.1)	1.3
Equity in losses of unconsolidated subsidiary	—	—	—	—	—	(1.3)	(1.3)
Income (loss) from operations	$(3.8)	$(49.9)	$1.8	$(17.3)	$(69.2)	$(3.1)	$(72.3)

The classifications of revenue among geographic areas in the tables which follow (in millions) were determined based on segment and physical location of assets. Because the Company evaluates performance primarily based on income from operations and the Company’s offshore drilling rigs are mobile, classifications by area are dependent on the rigs’ location at the time revenue is earned and may vary from one period to the next.

	Three months ended March 31,
	2019	2018
Deepwater Revenue:
United States	$24.1	$52.1
Mexico	9.5	—
Total	$33.6	$52.1

	Three months ended March 31,
	2019	2018
Jack-ups Revenue:
Saudi Arabia	$42.3	$87.9
Trinidad	33.0	11.6
United Kingdom	18.0	10.4
Norway	17.4	38.8
United States	14.0	1.4
Turkey	13.3	—
Total	$138.0	$150.1

	Three months ended March 31,
	2019	2018
Unallocated and Other Revenue:
Saudi Arabia	$4.9	$9.0
Total	$4.9	$9.0

Revenue from Unallocated and other consists of transition services for ARO. Fees for these related services are recognized as the service is performed and such fees are billed on a monthly basis.